Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Allowance for Doubtful Accounts
7. Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

	December 31,
	2018	2019
Allowance for doubtful accounts, beginning of the period	$185	$396
Provisions	211	717
Write-offs	—	(427)

Allowance for doubtful accounts, end of the period	$396	$686